UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-05019

Exact name of registrant as specified in charter:	Nicholas-Applegate Fund, Inc.

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	12/31/2007

Date of reporting period:	9/30/2007

Item 1.	Schedule of Investments

Nicholas-Applegate Growth Equity Fund

Nicholas-Applegate Fund, Inc.

SCHEDULE OF INVESTMENTS

as of September 30, 2007 (Unaudited)

Shares		Description	Value
LONG-TERM INVESTMENTS 100.0%

COMMON STOCKS 100.0%

BASIC MATERIALS 8.6%

Chemicals 5.2%
	21,600	Ashland, Inc.	$1,300,536
	54,000	Celanese Corp. (Class A Stock)	2,104,920
	31,100	Lubrizol Corp. (The)	2,023,366
	16,400	Sherwin-Williams Co. (The)	1,077,644

			6,506,466

Iron / Steel 2.2%
	31,700	AK Steel Holding Corp.(a)	1,393,215
	12,600	Allegheny Technologies, Inc.	1,385,370

			2,778,585
Metal Fabricate/Hardware 1.2%
	10,200	Precision Castparts Corp.	1,509,396

COMMERCIAL/INDUSTRIAL SERVICES 2.8%

Other Commercial/Industrial Services 2.8%
	8,900	Parker Hannifin Corp.	995,287
	64,800	Rollins, Inc.	1,729,512
	67,800	Service Corp. International	874,620

			3,599,419

COMMUNICATIONS 4.7%

Internet 2.3%
	19,300	Akamai Technologies, Inc.(a)	554,489
	30,900	Expedia, Inc.(a)	985,092
	40,900	VeriSign, Inc.(a)	1,379,966

			2,919,547

Media 0.7%
	7,300	Liberty Media Corp. - Capital (Class A Stock)(a)	911,259

Telecommunications 1.7%
	35,700	ADC Telecommunications, Inc.(a)	700,077
	37,400	Juniper Networks, Inc.(a)	1,369,214

			2,069,291

CONSUMER CYCLICAL 16.6%

Airlines 0.7%
	39,200	AMR Corp.(a)	873,768

Apparel 1.9%
	13,300	Coach, Inc.(a)	628,691
	30,400	NIKE, Inc. (Class B Stock)	1,783,264

			2,411,955

Auto Parts and Equipment 0.8%
	34,600	Goodyear Tire & Rubber Co. (The)(a)	1,052,186

Automobiles 1.5%
	40,900	Harley-Davidson, Inc.	1,889,989

Consumer Products & Services 1.5%
	20,500	Whirlpool Corp.	1,826,550

Distribution/Wholesale 1.5%
	36,900	Genuine Parts Co.	1,845,000

Lodging 1.4%
	11,400	Wynn Resorts Ltd.	1,796,184

Restaurants 1.6%
	57,100	Wendy’s International, Inc.	1,993,361

Retail & Merchandising 3.8%
	23,400	Brinker International, Inc.	642,096
	41,300	Dollar Tree Stores, Inc.(a)	1,674,302
	24,100	GameStop Corp. (Class A Stock)(a)	1,358,035
	39,900	TJX Cos., Inc.	1,159,893

			4,834,326

Specialty Retail 1.9%
	35,800	CBRL Group, Inc.	1,460,640
	41,700	RadioShack Corp.	861,522

			2,322,162

CONSUMER DISCRETIONARY 0.4%

Tools 0.4%
	6,700	Black & Decker Corp. (The)	558,110

CONSUMER NON-CYCLICAL 10.8%

Commercial Services 1.3%
	70,100	Avis Budget Group, Inc.(a)	1,604,589

Food Products 1.8%
	133,900	Sara Lee Corp.	2,234,791

Healthcare Services 3.1%
	35,600	DaVita, Inc.(a)	2,249,208
	15,300	Health Net, Inc.(a)	826,965
	7,900	WellCare Health Plans, Inc.(a)	832,897

			3,909,070

Healthcare-Products 1.9%
	16,200	Hologic, Inc.(a)	988,200
	6,500	Intuitive Surgical, Inc.(a)	1,495,000

			2,483,200

Medical Supplies & Equipment 0.5%
	7,400	Zimmer Holdings, Inc.(a)	599,326

Pharmaceuticals 2.2%
	12,000	Amylin Pharmaceuticals, Inc.(a)	600,000
	43,900	Forest Laboratories, Inc.(a)	1,637,031
	43,300	King Pharmaceuticals, Inc.(a)	507,476

			2,744,507

CONSUMER NON-DURABLES 1.7%

Drugs & Healthcare 0.8%
	13,700	Humana, Inc.(a)	957,356

Retail/Wholesale Specialty Chain 0.9%
	24,200	Nordstrom, Inc.	1,134,738

ENERGY 13.8%

Coal 1.1%
	27,500	Peabody Energy Corp.	1,316,425

Oil & Gas 2.7%
	121,800	Continental Resources, Inc.(a)	2,209,452
	54,900	Patterson-UTI Energy, Inc.	1,239,093

			3,448,545

Oil & Gas Equipment & Services 2.0%
	26,300	Grant Prideco, Inc.(a)	1,433,876
	27,800	Pride International, Inc.(a)	1,016,090

			2,449,966

Oil & Gas Production/Pipeline 3.4%
	17,800	Diamond Offshore Drilling, Inc.	2,016,562
	39,800	ENSCO International, Inc.	2,232,780

			4,249,342

Oil & Gas Services 1.4%
	12,400	National Oilwell Varco, Inc.(a)	1,791,800

Oil, Gas & Consumable Fuels 1.5%
	45,200	Dresser-Rand Group, Inc.(a)	1,930,492

Pipelines 1.7%
	127,800	El Paso Corp.	2,168,766

FINANCIAL SERVICES 6.5%

Diversified Financial Services 0.5%
	3,900	Intercontinental Exchange, Inc.(a)	592,410

Financial/Business Services 1.7%
	21,400	Dun & Bradstreet Corp. (The)	2,110,254

Insurance 1.1%
	47,575	W.R. Berkley Corp.	1,409,647

Real Estate Investment Trusts 3.2%
	17,600	Jones Lang LaSalle, Inc.	1,808,576
	22,000	ProLogis	1,459,700
	9,600	Public Storage, Inc.	755,040

			4,023,316

INDUSTRIALS 17.3%

Aerospace & Defense 1.3%
	43,700	Spirit Aerosystems Holdings, Inc. (Class A Stock)(a)	1,701,678

Containers & Packaging 0.8%
	18,000	Ball Corp.	967,500

Diversified Machinery 3.3%
	28,800	AGCO Corp.(a)	1,462,176
	21,000	Cummins, Inc.	2,685,690

			4,147,866

Diversified Manufacturing 2.9%
	38,900	Dover Corp.	1,981,955
	21,100	Teleflex, Inc.	1,644,112

			3,626,067

Electronic Components 1.1%
	23,700	Hubbell, Inc. (Class B Stock)	1,353,744

Electronics 4.8%
	52,300	Avnet, Inc.(a)	2,084,678
	15,800	Belden, Inc.	741,178
	40,800	Dolby Laboratories, Inc. (Class A Stock)(a)	1,420,656
	17,800	Mettler-Toledo International, Inc.(a)	1,815,600

			6,062,112

Engineering/Construction 0.6%
	4,900	Fluor Corp.	705,502

Environmental Control 1.4%
	48,700	Waste Management, Inc.	1,837,938

Transportation 1.1%
	28,600	Expeditors International of Washington, Inc.	1,352,780

TECHNOLOGY 16.8%

Computer Services & Software 1.5%
	33,500	Electronic Data Systems Corp.	731,640
	45,200	Network Appliance, Inc.(a)	1,216,332

			1,947,972

Computers 0.5%
	11,200	SanDisk Corp.(a)	617,120

Electronic Components 4.3%
	22,200	L-3 Communications Holdings, Inc.	2,267,508
	40,400	PerkinElmer, Inc.	1,180,084
	32,800	Thomas & Betts Corp.(a)	1,923,392

			5,370,984

Semiconductors 7.1%
	22,700	Analog Devices, Inc.	820,832
	37,700	Broadcom Corp. (Class A Stock)(a)	1,373,788
	58,100	Intergrated Device Technology, Inc.(a)	899,388

	27,000	Intersil Corp. (Class A Stock)	902,610
	34,600	Lam Research Corp.(a)	1,842,796
	26,900	MEMC Electronic Materials, Inc.(a)	1,583,334
	40,650	NVIDIA Corp.(a)	1,473,156

			8,895,904

Software 3.4%
	31,300	Autodesk, Inc.(a)	1,564,061
	54,000	BEA Systems, Inc.(a)	748,980
	95,100	Compuware Corp.(a)	762,702
	11,400	Electronic Arts, Inc.(a)	638,286
	4,300	MasterCard, Inc. (Class A Stock)	636,271

			4,350,300

		TOTAL INVESTMENTS—100.0% (cost $112,996,641)(b)	125,793,561
		Other assets in excess of liabilities	30,459

		NET ASSETS —100%	$125,824,020

(a)	Non-income producing security.
(b)	The United States federal income tax basis of the Portfolio’s investments was $113,030,119 ; accordingly, net unrealized appreciation on investments for federal income tax purposes was $12,763,442 (gross unrealized appreciation - $17,327,860; gross unrealized depreciation - $4,564,418). The difference between book and tax basis is primarily attributable to deferred losses on wash sales.

Notes to Schedule of Investments (Unaudited)

Securities Valuation: Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence of an asked price. Securities traded via Nasdaq are valued at the Nasdaq official closing price (NOCP) on the day of valuation, or if there was no NOCP, at the last sale price. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by the Fund’s Subadvisor in consultation with the manager to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker.

Securities for which market quotations are not readily available, or whose values have been effected by events occurring after the close of the security’s foreign market and before the Fund’s normal pricing time, are valued at fair value in accordance with the Board of Directors’ approved fair valuation procedures. When determining the fair valuation of securities some of the factors influencing the valuation include, the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values. As of September 30, 2007 there were no securities valued in accordance with such procedures.

Short-term debt securities which mature in 60 days or less are valued at amortized cost, which approximates market value. The amortized cost method includes valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Short-term debt securities which mature in more than 60 days are valued at current market quotations.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2.	Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3.	Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nicholas-Applegate Fund, Inc.

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date November 26, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Robert F. Gunia
Robert F. Gunia
President and Principal Executive Officer

Date November 26, 2007

By (Signature and Title)*	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date November 26, 2007

*	Print the name and title of each signing officer under his or her signature.